Average Annual Total Returns - First Trust Managed Futures Strategy Fund	First Trust Managed Futures Strategy Fund 1 Year	First Trust Managed Futures Strategy Fund 5 Years	First Trust Managed Futures Strategy Fund Since Inception	First Trust Managed Futures Strategy Fund Inception Date	First Trust Managed Futures Strategy Fund After tax on distributions 1 Year	First Trust Managed Futures Strategy Fund After tax on distributions 5 Years	First Trust Managed Futures Strategy Fund After tax on distributions Since Inception	First Trust Managed Futures Strategy Fund After tax on distributions and sale of fund shares 1 Year	First Trust Managed Futures Strategy Fund After tax on distributions and sale of fund shares 5 Years	First Trust Managed Futures Strategy Fund After tax on distributions and sale of fund shares Since Inception	Morningstar® Diversified Futures Index(SM) (reflects no deduction for fees, expenses or taxes) 1 Year	Morningstar® Diversified Futures Index(SM) (reflects no deduction for fees, expenses or taxes) 5 Years	Morningstar® Diversified Futures Index(SM) (reflects no deduction for fees, expenses or taxes) Since Inception	ICE BofA 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes) 1 Year	ICE BofA 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes) 5 Years	ICE BofA 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	4.87%	(1.12%)	(0.65%)	Aug. 01, 2013	4.86%	(1.40%)	(0.98%)	2.88%	(0.97%)	(0.63%)	(12.58%)	(2.98%)	(1.63%)	0.67%	1.20%	0.82%	18.40%	15.22%	13.50%